                               PRESIDENT'S LETTER

DEAR SHAREHOLDERS:

    The year 1998 turned out to be the fourth year in a row that the financial markets provided higher-than-normal total returns. Stocks, as measured by the S&P 500, returned 28.6% for the year. Bonds also provided above-average returns, as the Merrill Lynch Domestic Master Bond Index* returned 8.9%.
    Most pundits did not expect the financial markets to register above-average performance in 1998. If one thinks about the events that occurred during the year, it seems even more remarkable. During the course of the year there was a presidential scandal, impeachment of the President, Asia suffered an economic meltdown, Russia defaulted on its debt, and U.S. stocks declined almost 25% in a five-week period. This would hardly seem the background for an outstanding investment year.
    On the bright side, inflation is at its lowest level in a generation, as energy and commodity prices in general have fallen to near-record lows. Employment continues to grow. Productivity of workers and corporations has surpassed expectations. Interest rates are at the lowest levels since the 1960's and construction activity is brisk. Consumer confidence, although down from its peak, is still at a respectable level. Evidence of the recently completed Christmas shopping season suggests that consumers spent well, the consequence of which is the highest consumer debt level in history.
    The current economic expansion is the longest in history, now spanning more than eight years. During this period, many changes have occurred. Corporations have cut waste and excess capacity. Workers have become more productive. Inflation is moderate and commodity prices are falling. The Internet, which barely existed a few years ago, has become an integral part of almost everyone's life. But all economic expansions end someday, and this one will, too. It's not a question of if, but of when. When things seem too good to be true, they usually are, and it's a good time to contemplate what effects a slowdown in economic activity might bring.
    We think that interest rates will decline again in 1999. A weakening U.S. economy, almost non-existent inflation, falling commodity prices, and a Federal Reserve that wants to avoid a severe recession will necessitate this. Even though the U.S. dollar has fallen from its highs of early 1998, the continuation of the currency crisis in Asia and Brazil will give the Fed another reason to keep interest rates from rising.

                          IAA TRUST GROWTH FUND, INC.

                             INCEPTION DATE 4/21/66

The annualized returns for the Fund for the period ended December 31, 1998, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
17.50%  17.67%    14.25%

These returns assume all dividends and capital gains distributions were reinvested.

    Most of the return of the S&P 500* was provided by a small number of stocks. Even though the Index rose 28.7% for 1998, almost three-quarters of the stocks that investors could have owned failed to return even 8%. In fact, 66% of all common stocks in the U.S. equity universe went down in 1998. The bigger the stock, the better it did during the year. The Russell 2000*, an indicator of small stock performance, returned -3.5% for the year. Economic sectors of the market also showed wide variations in returns. Energy, Capital Goods, Consumer Cyclicals and Basic Industries performed poorly. Technology, Healthcare, Financials and Utilities performed well. Consumer Growth, Consumer Services and Transportation about matched the S&P 500.
    Looking forward, little has changed in economies around the world over the last 12 months. The same problems in the same areas of the world that faced us then are still with us. Even Europe may be on the verge of a slowdown.
    Only the United States is deemed able to continue to be the "engine of growth" for the world, and the current behavior of the stock market supports that belief. Internet stocks, the new rage of the stock market, can go up 40-50% in a single day. These are not penny stocks, either. Forbes Magazine recently ran an article stating that five million people are trading, and in some cases day-trading, Internet stocks. These are companies in competitive industries, and few have any earnings. Some of these stocks have increased more than 110 fold in value in less than two years. Manias like this cannot be sustained, and the warning signs confirm this. For example, interest rates have risen from the lows of November. Earnings expectations are beginning to fall. Companies still lack pricing power, and competition for consumer dollars is intense.
    Declining interest rates make the overall outlook for equities appear favorable. However, declining corporate earnings could break the positive psychology that currently exists in the financial markets. We think that 1999 may prove to be a tug-of-war between these two factors. Our strategy continues to consist of searching for high-quality growth stocks selling at reasonable prices, or at least selling cheaper than their peers do. Such stocks are becoming increasingly difficult to find.

                     IAA TRUST ASSET ALLOCATION FUND, INC.

                             INCEPTION DATE 12/7/78

The annualized returns for the fund for the period ended December 31, 1998, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
11.88%  13.08%    11.46%

These returns assume all dividends and capital gains distributions were reinvested.

    The Asset Allocation Fund posted another strong performance in 1998, benefiting from both stock and bond prices. The Fund's return for the year was 11.88%. This was lower than the 13.5% return of the average balanced fund. Much of the difference can be attributed to our lower equity weighting. Many of the funds in our peer group are carrying stock weightings of greater than 70%.
    Although volatility in the stock market was high, we were able to use this to our advantage by increasing our equity weighting ahead of the end of year spike in prices. We lifted our exposure to the technology (12.3%), finance (8.7%), and consumer services (2.6%) sectors. In addition, we continued to emphasize large capitalization stocks.
    Bond returns benefited from continued low inflation and from turmoil overseas. We carried a heavy position in U.S. Treasuries early in the year, which helped our overall return.
    The asset allocation at the end of the year was 57% stocks, 35% bonds, 5% U.S. Treasuries and 3% cash equivalents.

                      IAA TRUST TAX EXEMPT BOND FUND, INC.

                             INCEPTION DATE 12/7/78

The annualized returns for the Fund for the period ended December 31, 1998, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
5.94%    5.28%    6.78%

These returns assume all dividends and capital gains distributions were reinvested. Although the Fund's income is exempt from Federal income tax, it may be subject to state income taxation, and it may also be subject to the Federal alternative minimum tax.

    The IAA Trust Tax-Exempt Bond Fund maintained a duration equal to or slightly longer than the duration of the Lehman Index* throughout most of 1998. This enabled the portfolio to benefit from the decline in municipal yields from January's high Bond Buyer 20 Index's yield of 5.05% to the September low of 4.82%. During the second half of the year, the decision was made to change the strategy of the Fund, making it more attractive to our investors. By changing the Fund's maturity structure from a long-term municipal bond fund to an intermediate-term municipal bond fund, we should see an increase in the asset size of the Fund. Over the next twelve months we will shorten the average maturity and duration of the Fund to align it with our new benchmark, the Lehman Brothers Seven-Year Index*.
    The Fund's one-year total return was 5.94%. This compares to the Lehman Brothers General Municipal Bond Index's* total return of 6.48%, and the Lehman Brothers Seven-Year Municipal Bond Index's* total return of 6.22%. Neither index reflects investments in cash, the impact of any servicing, investment management, or administrative expenses.
    The municipal market underperformed the U.S. Treasury market in 1998. The BBI 20 declined only 15 basis points from January to January, while the 30-year Treasury yield declined 83 basis points over the same period. Issuers of tax-exempt bonds took advantage of the low interest rate environment, selling more new money debt than in any previous year. The demand kept up with the supply, thus keeping municipal yields in a tight range. As we go forward into 1999, barring any significant fall in rates, issuance is projected to decline from its 1998 pace. Should demand remain at current levels, we could see better performance in the municipal market.

                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

                             MONEY MARKET SERIES**

                            INCEPTION DATE 10/26/81

    Amid the backdrop of a worldwide economic slowdown, financial markets were aggravated by a liquidity crunch, which caused the Federal Reserve to act quickly in order to restore price stability. After not changing short-term rates since March of 1997, the Federal Reserve instituted three 25-basis point rate cuts over a 49-day period beginning September 28, 1998. Following the drop in the general level of short-term interest rates, the 7-day average yield for the IAA Trust Money Market Series decreased from 5.00% to 4.49% from December 31, 1997, to December 31, 1998. Although the Federal Reserve has gone on record as having a neutral bias toward changing interest rate policy, they stand ready to act quickly to maintain this delicate balance.

                       SHORT-TERM GOVERNMENT BOND SERIES

                             INCEPTION DATE 1/2/97

The annualized returns for the Fund for the period ended December 31, 1998, are as follows:

1 YEAR  SINCE INCEPTION
------  ---------------
6.35%     6.05%

These returns assume all dividends and capital gains distributions were reinvested.

    The key factors for the fixed income markets in 1998 were the budget surplus, reductions in Treasury supply, falling commodity prices, emerging market contagion, hedge fund deleveraging, risk aversion, and heightened liquidity premiums. The Fund was a benefactor of these events and had a return of 6.35% that compares to the Merrill Lynch Short-Term Government and Agency Index* 6.97% return. During the year we used the spread widening as opportunity to increase our agency exposure to 47.4%. The Fund currently has an average life of approximately 3 years.

                             LONG-TERM BOND SERIES

                             INCEPTION DATE 1/2/97

The annualized returns for the Fund for the period ended December 31, 1998, are as follows:

1 YEAR  SINCE INCEPTION
------  ---------------
9.22%     8.96%

These returns assume all dividends and capital gains distributions were reinvested.

    Capital markets turmoil brought on by the emerging markets crisis characterized 1998. Disinflation was a continuing theme as oil and commodity prices continued their decline. The Fund navigated its way through these uncharted waters with a very respectable 9.22% return, which compares to the Merrill Lynch Domestic Master Index* 8.87% return. The Fund had an over-weighted position in Treasuries as we entered 1998, which enhanced performance. During the fourth quarter we reduced our Treasury position in favor of corporate bonds which were trading at attractive levels. As we enter 1999, the Fund is now over-weighted in corporate bonds (52.4%) and mortgage securities (8.6%) with an average life of approximately 13 years.

                                   Sincerely,

                            [Ronald Warfield Photo]
                          [Ronald Warfield Signature]
                               Ronald R. Warfield
                                   President

---------------
 * All indices mentioned are unmanaged indices not available for investment.

** Although a money market seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

    Past performance is no guarantee of future results. Share prices will fluctuate and when redeemed, shares may be worth more or less than their original investment. Effective 1-1-99 the Funds will be distributed by First Data Distributor, Inc. 4400 Computer Drive, Westborough, MA 01581. This report must be preceded or accompanied by a prospectus. DFU 2/99

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST GROWTH FUND, INC.

PORTFOLIO CHANGES For the Six Months Ended December 31, 1998

MAJOR PURCHASES                                            MAJOR SALES
AT & T Corp. (1)                                           Invacare Corp. (2)
Reuters Group PLC, ADS (1)                                 Mattel, Inc.
MGIC Investment Corp. (1)                                  American Stores Co. (2)
Bristol-Myers Squibb Co. (1)                               First Data Corp. (2)
Pioneer Hi-Bred International, Inc. (1)                    Wells Fargo Co.
Fox Entertainment Group, Inc. (1)                          IMC Global, Inc (2)
Gillette Co. (1)                                           Federal National Mortgage Association
Halliburton Co. (1)                                        Exxon Corp.
Tellabs, Inc. (1)                                          Engelhard Corp. (2)
Coca-Cola Co. (1)                                          Chrysler Corp. (2)
(1) New Holdings                                           (2) Deletions

TEN LARGEST HOLDINGS December 31, 1998

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
General Electric Co.........................................  $ 5,817,563      3.62%
Microsoft Corp..............................................    5,547,500      3.46
Sun Microsystems, Inc.......................................    4,709,375      2.93
Cisco Systems, Inc..........................................    4,176,563      2.60
Merck & Co..................................................    3,987,563      2.48
Analog Devices..............................................    3,765,000      2.35
GTE Corp....................................................    3,371,875      2.10
Federal National Mortgage Association.......................    3,330,000      2.07
SBC Communications..........................................    3,217,500      2.00
Procter & Gamble Co.........................................    3,195,937      1.99
                                                              -----------     -----
                                                              $41,118,876     25.60%
                                                              ===========     =====

IAA TRUST ASSET ALLOCATION FUND, INC.

PORTFOLIO CHANGES For the Six Months Ended December 31, 1998

MAJOR PURCHASES                                            MAJOR SALES
Coca-Cola Enterprises, 7.000%, 10/01/26 (1)                U.S. Treasury Note, 6.500%,
Federal Home Loan Mortgage Corp., 6.400%, 9/25/28 (1)      05/15/98 (2)
Province of Ontario, 5.500%, 10/01/08 (1)                  U.S. Treasury Note, 7.250%,
Discover Credit Card Trust, 5.600%, 05/15/06 (1)           05/15/04 (2)
Merck & Co., Inc., 5.760%, 05/03/37 (1)                    U.S. Treasury Note, 5.875%,
Federal Home Loan Mortgage Corp., 6.000%, 12/15/08 (1)     03/31/99 (2)
Xerox Corp., 5.545%, 07/22/37 (1)                          Federal National Mortgage Association
Campbell Soup Co., 4.750%, 10/01/03 (1)                    7.060%, 11/02/05 (2)
Mattel, Inc., 6.000%, 07/15/03 (1)                         Standard Credit Card Master Trust,
Royal Dutch Petroleum Co. ADR (1)                          6.700%, 09/07/02 (2)
                                                           Invacare Corp. (2)
                                                           U.S. Treasury Bond, 6.750%,
                                                           08/15/26 (2)
                                                           U.S. Treasury Bond, 6.625%,
                                                           02/15/27 (2)
(1) New Holdings                                           (2) Deletions

TEN LARGEST HOLDINGS December 31, 1998

                                                                            PERCENT
                                                                VALUE       OF FUND
                                                              ----------    -------
Microsoft Corp..............................................  $  416,063      1.91%
General Electric Co.........................................     408,250      1.88
Sun Microsystems Co.........................................     333,937      1.54
Wells Fargo Co..............................................     311,512      1.43
Federal National Mortgage Association, 6.247%, 03/25/21.....     308,750      1.42
Bristol-Myers Squibb Co.....................................     307,769      1.42
Cisco Systems, Inc..........................................     306,281      1.41
Federal National Mortgage Association, 6.000%, 02/18/21.....     300,137      1.38
U.S. Treasury Inflation Index, 3.625%, 04/15/28.............     291,469      1.34
Analog Devices, Inc.........................................     282,375      1.30
                                                              ----------     -----
                                                              $3,266,543     15.03%
                                                              ==========     =====

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST TAX EXEMPT BOND FUND, INC.

PORTFOLIO CHANGES For the Six Months Ended December 31, 1998

MAJOR PURCHASES                                          MAJOR SALES
Massachusetts State Grant Anticipation Notes Revenue     San Bernardino, California Joint Powers,
 Bond, 5.000%, 12/15/08 (1)                              Tax Allocation Revenue Bond
Indiana University Trustee Rev Bonds, Student Fees,      5.750%, 07/01/17 (2)
 5.700%, 08/01/10 (1)                                    State of Rhode Island Refunding General
Travis County, Texas Limited Tax General Obligation      Obligation, 7.000%, 06/15/05 (2)
 4.500%, 03/01/18 (1)                                    Vicksburg-Warren, Mississippi School
Indiana Municipal Power Agency, Power Supply             District, State Aid, Capital Improvement
 System Revenue, 5.000%, 01/01/11 (1)                    Revenue Bond, 4.700%, 02/01/16 (2)
Long Island, New York Power Authority                    California State Public Works Board Lease
 4.000%, 04/01/04 (1)                                    Revenue, 5.200%, 12/01/09 (2)
Utah State Board of Regents Revenue, 5.500%, 08/01/05    Denver, Colorado City & County General
(1)                                                      Obligation, 5.000%, 10/01/10 (2)
Pike Township, Indiana Revenue Bond, 5.700%, 02/01/01    Illinois State Toll Highway Authority Revenue,
(1)                                                      Series A, 6.300%, 01/01/12 (2)
Missouri Health & Education Facility Authority Revenue,  City of Fresno, California Unified School District,
 St. Louis University, 5.500%, 10/01/13 (1)              General Obligation, 5.875%, 08/01/15 (2)
(1) New Holdings                                         (2) Deletions

TEN LARGEST HOLDINGS December 31, 1998

                                                                            PERCENT
                                                                VALUE       OF FUND
                                                              ----------    -------
Massachusetts State Grant Anticipation Revenue Bond, 5.000%,
 12/15/08...................................................  $  850,680      4.81%
Indiana University Trustee Rev Bonds, Student Fees, 5.700%,
 08/01/10...................................................     819,960      4.64
Wisconsin State Clean Water Revenue Bond, 5.300%,
 06/01/12...................................................     747,306      4.23
Texas A&M University Revenue Financing System, 5.375%,
 05/15/14...................................................     629,184      3.56
Pennsylvania State Higher Education Revenue Bonds, 5.600%,
 09/01/10...................................................     620,552      3.51
Peru, Indiana Community School Corp. Revenue, 6.750%,
 01/01/09...................................................     607,761      3.44
Chicago, Illinois Water Revenue, 6.500%, 11/01/15...........     601,690      3.40
Cape Girardeau, Missouri Waterworks System Revenue, 7.450%,
 03/01/05...................................................     591,400      3.35
Connecticut State Unlimited Tax General Obligation, 5.400%,
 03/15/08...................................................     591,355      3.34
Illinois State Sales Tax Revenue, 5.400%, 06/15/13..........     588,109      3.33
                                                              ----------     -----
                                                              $6,647,997     37.61%
                                                              ==========     =====

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

MONEY MARKET SERIES

TEN LARGEST HOLDINGS December 31, 1998

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
John Deere Capital Corp., 5.28%, 02/09/99...................  $ 2,940,000      4.43%
International Lease Finance Corp., 5.11%, 01/28/99..........    2,819,154      4.25
CIT Group Holding Corp., 5.12%, 02/25/99....................    2,500,000      3.77
USAA Capital Corp., 5.30%, 01/25/99.........................    2,391,520      3.60
Exxon Corp., 4.77%, 01/04/99................................    2,196,000      3.31
IBM Credit Corp., 5.36%, 01/11/99...........................    2,177,000      3.28
American Express Credit Corp. 5.06%, 03/10/99...............    2,030,000      3.06
Prudential Funding Corp., 4.99%, 03/11/99...................    1,970,000      2.97
Commercial Credit Co., 5.13%, 01/12/99......................    1,950,000      2.94
Ford Motor Credit Co., 5.19%, 03/08/99......................    1,925,000      2.90
Household Finance Corp., 5.33%, 01/13/99....................    1,894,000      2.86
                                                              -----------     -----
                                                              $24,792,674     37.37%
                                                              ===========     =====

PORTFOLIO CHARACTERISTICS December 31, 1998

CURRENT YIELD: 4.50%
30-DAY AVERAGE YIELD: 4.46%
7-DAY AVERAGE YIELD: 4.49%

AVERAGE DAYS TO MATURITY: 40.83

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

SHORT-TERM GOVERNMENT BOND SERIES
PORTFOLIO CHANGES For the Six Months Ended December 31, 1998

MAJOR PURCHASES                                      MAJOR SALES
Morgan Stanley Capital Corp., 6.850%, 02/15/20 (1)   None
Federal Home Loan Mortgage Corp., 6.350%, 3/15/11
 (1)
Federal Home Loan Mortgage Corp., 5.500%, 11/25/05
 (1)
Federal National Mortgage Association, 6.225%,
 05/25/14 (1)
Federal National Mortgage Association, 5.100%,
 09/25/00 (1)
Federal Farm Credit Bank, 4.630%, 11/05/01 (1)
Tennessee Valley Authority, 5.280%, 09/14/01 (1)
Federal National Mortgage Association, 5.080%,
 09/24/99 (1)
International Finance Corp., 5.067%, 04/20/03 (1)
Federal Home Loan Bank, 5.500%, 08/13/01 (1)
(1) New Holdings

TEN LARGEST HOLDINGS December 31, 1998

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
U.S. Treasury Notes, 6.500%, 08/31/01.......................  $ 3,140,560     10.95%
Federal National Mortgage Assoc., 6.500%, 08/01/04..........    2,335,537      8.14
U.S. Treasury Notes, 6.250%, 02/28/02.......................    2,092,668      7.30
Morgan Stanley Capital Corp., 6.850%, 02/15/20..............    1,289,276      4.50
Federal Home Loan Mortgage Corp., 5.500%, 11/25/05..........    1,116,659      3.89
Federal Home Loan Mortgage Corp., 6.350%, 3/15/11...........    1,038,585      3.62
Federal Home Loan Bank, 5.500%, 08/13/01....................    1,015,204      3.54
Tennessee Valley Authority, 5.280%, 09/14/01................    1,010,000      3.52
U.S. Treasury Notes, 5.500%, 02/29/00.......................    1,009,808      3.52
International Finance Corp., 5.067%, 04/20/03...............    1,005,000      3.51
                                                              -----------     -----
                                                              $15,053,297     52.49%
                                                              ===========     =====

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

LONG-TERM BOND SERIES
PORTFOLIO CHANGES For the Six Months Ended December 31, 1998

MAJOR PURCHASES                                      MAJOR SALES
Merck & Co., Inc., 5.760%, 05/03/37 (1) Associates   U.S. Treasury Notes,  6.500%, 05/15/05 (2)
Corp. of North America, 5.960%, 05/15/37 (1) Xerox   U.S. Treasury Notes,  6.500%, 08/15/05 U.S.
Corp., 5.545%, 07/22/37 (1) Coca-Cola Enterprises,   Treasury Notes,  5.625%, 02/15/06 (2) U.S.
7.000%, 10/01/26 (1) Dayton Hudson Corp., 5.895%,    Treasury Notes,  6.000%, 02/15/26 (2)
06/15/37 (1) Asian Development Bank, 5.593%,         Associates Corp. of North America,  6.950%,
07/16/18 (1) Federal Home Loan Mortgage Corp.,       11/01/18 (2)
6.400%, 09/25/28 (1) Procter & Gamble Co., 5.250%,
09/15/03 (1) Mattel, Inc., 6.000%, 07/15/03 (1)
Discover Credit Card Master Trust, 5.850%, 01/17/06
(1)
(1) New Holdings                                     (2) Deletions

TEN LARGEST HOLDINGS December 31, 1998

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
Federal Home Loan Mortgage Corp., 7.000%, 03/01/12..........  $ 3,699,947      9.48%
Government National Mortgage Assoc., 8.000%, 07/15/26.......    1,965,643      5.03
Merck & Co., Inc., 5.760%, 05/03/37.........................    1,563,750      4.01
Government National Mortgage Assoc., 6.500%, 04/15/26.......    1,338,880      3.43
Federal Home Loan Mortgage Corp., 6.000%, 03/15/09..........    1,135,369      2.91
U.S. Treasury Notes, 6.500%, 05/15/05.......................    1,096,194      2.81
U.S. Treasury Notes, 6.000%, 02/15/26.......................    1,093,916      2.80
Pacific Gas & Electric Co., 6.420%, 09/25/08................    1,030,422      2.64
J.C. Penney Master Credit Card Trust, 8.950%, 10/15/01......      857,644      2.20
Associates Corp. of North America, 5.960%, 05/15/37.........      772,500      1.98
                                                              -----------     -----
                                                              $14,554,265     37.29%
                                                              ===========     =====

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1998 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC.

                                           SHARES         VALUE
                                         -----------   ------------
COMMON STOCKS -- 93.82%
BASIC INDUSTRY -- 2.56%
Monsanto Co. ........................         50,000   $  2,375,000
Nucor Corp. .........................         40,000      1,730,000
                                                       ------------
                                                          4,105,000
                                                       ------------
CAPITAL GOODS -- 6.00%
Deere & Co. .........................         45,000      1,490,625
General Electric Co. ................         57,000      5,817,563
Hardinge, Inc. ......................         46,000        848,125
Philips Electronics N.V. ............         21,900      1,482,356
                                                       ------------
                                                          9,638,669
                                                       ------------
CONSUMER CYCLICAL -- 7.60%
AutoZone, Inc.*......................         55,000      1,811,563
Gentex Corp. ........................        130,000      2,600,000
Intimate Brands, Inc. ...............         80,000      2,390,000
Mattel, Inc. ........................         30,000        684,375
Wal-Mart Stores, Inc. ...............         30,000      2,443,125
Warnaco Group, Inc., Cl. A...........         90,000      2,272,500
                                                       ------------
                                                         12,201,563
                                                       ------------
CONSUMER SERVICES -- 2.73%
Fox Entertainment Group, Inc.*.......         40,000      1,007,500
MediaOne Group, Inc.*................         25,000      1,175,000
Reuters Group PLC, ADS...............         34,600      2,192,775
                                                       ------------
                                                          4,375,275
                                                       ------------
CONSUMER STAPLES -- 10.78%
Coca-Cola Co. .......................         20,000      1,337,500
Gillette Co. ........................         40,000      1,932,500
Kimberly-Clark Corp. ................         55,000      2,997,500
PepsiCo, Inc. .......................         39,000      1,596,562
Philip Morris Companies, Inc. .......         40,000      2,140,000
Pioneer Hi-Bred International,
 Inc. ...............................         60,000      1,620,000
Procter & Gamble Co. ................         35,000      3,195,937
Unilever N.V. .......................         30,000      2,488,125
                                                       ------------
                                                         17,308,124
                                                       ------------
ENERGY -- 7.15%
Chevron Corp. .......................         22,800      1,890,975
Diamond Offshore Drilling, Inc. .....         40,000        947,500
Exxon Corp. .........................         20,000      1,462,500
Halliburton Co. .....................         45,000      1,333,125
Phillips Petroleum Co. ..............         28,000      1,193,500
Royal Dutch Petroleum Co., ADR.......         45,000      2,154,375
Schlumberger, Ltd. ..................         32,000      1,476,000
Unocal Corp. ........................         35,000      1,021,563
                                                       ------------
                                                         11,479,538
                                                       ------------
FINANCE -- 14.69%
American Express Co. ................         25,000      2,556,250

                                           SHARES         VALUE
                                         -----------   ------------
American International Group,
 Inc. ...............................         27,000   $  2,608,875
Associates First Capital Corp. ......         70,000      2,966,250
Bank of New York.....................         75,000      3,018,750
Citigroup, Inc. .....................         50,000      2,475,000
Federal National Mortgage
 Association.........................         45,000      3,330,000
MBNA Corp. ..........................         90,000      2,244,375
MGIC Investment Corp. ...............         45,000      1,791,562
Wells Fargo Co. .....................         65,000      2,595,938
                                                       ------------
                                                         23,587,000
                                                       ------------
HEALTH -- 10.12%
Bristol-Myers Squibb Co. ............         14,000      1,873,375
Elan Corp., PLC, ADS.................         40,000      2,782,500
Johnson & Johnson....................         35,000      2,935,625
Merck & Co., Inc. ...................         27,000      3,987,563
Pfizer, Inc. ........................         15,000      1,881,563
SmithKline Beecham PLC, ADR..........         40,000      2,780,000
                                                       ------------
                                                         16,240,626
                                                       ------------
TECHNOLOGY -- 20.01%
Analog Devices, Inc. ................        120,000      3,765,000
Boeing Co. ..........................         40,000      1,305,000
Cisco Systems, Inc.*.................         45,000      4,176,562
Hewlett-Packard Co. .................         33,400      2,281,637
Intel Corp. .........................         26,000      3,082,625
International Business Machines
 Corp. ..............................         10,000      1,847,500
Microsoft Corp.*.....................         40,000      5,547,500
Oracle Corp.*........................         70,000      3,018,750
Sun Microsystems, Inc.*..............         55,000      4,709,375
Tellabs, Inc.*.......................         35,000      2,399,687
                                                       ------------
                                                         32,133,636
                                                       ------------
TRANSPORTATION -- 2.28%
Burlington Northern Corp. ...........         45,000      1,518,750
Federal Express Corp.*...............         24,000      2,136,000
                                                       ------------
                                                          3,654,750
                                                       ------------
UTILITIES -- 9.90%
AT & T Corp. ........................         35,000      2,633,750
DPL, Inc. ...........................        125,000      2,703,125
GTE Corp. ...........................         50,000      3,371,875
NICOR, Inc. .........................         49,150      2,076,588
SBC Communications, Inc. ............         60,000      3,217,500
Wisconsin Energy Corp. ..............         60,000      1,886,250
                                                       ------------
                                                         15,889,088
                                                       ------------
TOTAL COMMON STOCKS
 (cost $97,271,216)..................                   150,613,269
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1998 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC. (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT         VALUE
                                        ------------   ------------
COMMERCIAL PAPER -- 3.26%
Ford Motor Credit Co.
  5.77%, 01/05/99...................    $  1,559,000   $  1,559,000
Commercial Credit Co.
 5.13%, 01/12/99....................          50,000         50,000
Texaco, Inc.
 5.13%, 01/21/99....................         100,000        100,000
Commercial Credit Co.
 5.22%, 01/26/99....................         105,000        105,000
Household Finance Corp.
 5.27%, 01/27/99....................       1,000,000      1,000,000
International Lease Finance Corp.
 5.11%, 01/28/99....................         170,000        169,349
General Electric Capital Corp.
 5.29%, 02/04/99....................         630,000        630,000
John Deere Capital Corp.
 5.28%, 02/09/99....................          60,000         60,000
Associates Corp of North America
 5.24%, 02/24/99....................         598,000        598,000
American Express Credit Corp.
 5.06%, 03/10/99....................         970,000        970,000
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $5,241,349)..................                      5,241,349
                                                       ------------

                                            SHARES        VALUE
                                           ---------   ------------
OTHER SHORT TERM INVESTMENTS -- 2.76%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund..................................      884,790   $    884,790
Federated Prime Obligation Fund........    3,542,018      3,542,018
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $4,426,808).....................                   4,426,808
                                                       ------------
TOTAL INVESTMENTS -- 99.84%
 (cost $106,939,373)...................                 160,281,426
                                                       ------------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 0.16%..................                     252,813
                                                       ------------
NET ASSETS -- 100.00%..................                $160,534,239
                                                       ============

* Non-income producing security

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1998 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC.

                                           SHARES         VALUE
                                         -----------   ------------
COMMON STOCKS -- 56.70%
BASIC INDUSTRY -- 1.47%
Monsanto Co. ........................          4,000   $    190,000
Nucor Corp. .........................          3,000        129,750
                                                       ------------
                                                            319,750
                                                       ------------
CAPITAL GOODS -- 3.42%
Deere & Co. .........................          3,500        115,938
General Electric Co. ................          4,000        408,250
Hardinge, Inc. ......................          3,300         60,843
Philips Electronics N.V. ............          2,350        159,066
                                                       ------------
                                                            744,097
                                                       ------------
CONSUMER CYCLICAL -- 4.70%
AutoZone, Inc.*......................          4,800        158,100
DaimlerChrysler AG...................            997         95,774
Gentex Corp. ........................          8,000        160,000
Intimate Brands, Inc. ...............          7,000        209,125
Mattel, Inc. ........................          4,500        102,656
Wal-Mart Stores, Inc. ...............          1,850        150,659
Warnaco Group, Inc., Cl. A...........          5,800        146,450
                                                       ------------
                                                          1,022,764
                                                       ------------
CONSUMER SERVICES -- 2.63%
Fox Entertainment Group, Inc.*.......          6,800        171,275
MediaOne Group, Inc.*................          3,000        141,000
Reuters Group PLC, ADS...............          2,000        126,750
Tribune Co. .........................          2,000        132,000
                                                       ------------
                                                            571,025
                                                       ------------
CONSUMER STAPLES -- 6.13%
Albertson's, Inc. ...................          2,900        184,694
Gillette Co. ........................          3,600        173,925
Kimberly-Clark Corp. ................          4,000        218,000
PepsiCo, Inc. .......................          4,000        163,750
Philip Morris Companies, Inc. .......          3,500        187,250
Pioneer Hi-Bred International,
 Inc. ...............................          5,000        135,000
Procter & Gamble Co. ................          2,950        269,372
                                                       ------------
                                                          1,331,991
                                                       ------------
ENERGY -- 3.99%
Atlantic Richfield Co. ..............          1,400         91,350
Diamond Offshore Drilling, Inc. .....          2,800         66,325
Exxon Corp. .........................          2,000        146,250
Halliburton Co. .....................          3,000         88,875
Phillips Petroleum Co. ..............          3,000        127,875
Royal Dutch Petroleum Co., ADR.......          4,000        191,500
Williams Cos., Inc. .................          5,000        155,938
                                                       ------------
                                                            868,113
                                                       ------------
FINANCE -- 8.72%
American Express Co. ................          2,200        224,950
American International Group,
 Inc. ...............................          2,200        212,575
Associates First Capital Corp. ......          5,000        211,875
Bank of New York.....................          6,000        241,500
BankAmerica Corp. ...................          3,055        183,682
Citigroup, Inc. .....................          2,875        142,313
Federal National Mortgage
 Association.........................          2,800        207,200
MGIC Investment Corp. ...............          4,000        159,250
Wells Fargo Co. .....................          7,800        311,512
                                                       ------------
                                                          1,894,857
                                                       ------------
HEALTH -- 6.17%
Bristol-Myers Squibb Co. ............          2,300        307,769
Elan Corp., PLC, ADS.................          4,000        278,250

                                           SHARES         VALUE
                                         -----------   ------------
Johnson & Johnson....................          3,000   $    251,625
Merck & Co., Inc. ...................          1,000        147,688
Pfizer, Inc. ........................          1,500        188,156
SmithKline Beecham PLC, ADR..........          2,400        166,800
                                                       ------------
                                                          1,340,288
                                                       ------------
TECHNOLOGY -- 12.25%
AirTouch Communications, Inc. .......          1,500        108,188
Analog Devices, Inc. ................          9,000        282,375
Boeing Co. ..........................          3,100        101,137
Cisco Systems, Inc.*.................          3,300        306,281
Hewlett-Packard Co. .................          2,500        170,781
Intel Corp. .........................          1,250        148,203
International Business Machine
 Corp. ..............................          1,200        221,700
Microsoft Corp.*.....................          3,000        416,063
Oracle Corp.*........................          6,087        262,502
Raytheon Co., Cl. B..................          2,000        106,500
Sun Microsystems, Inc.*..............          3,900        333,937
Tellabs, Inc.*.......................          3,000        205,688
                                                       ------------
                                                          2,663,355
                                                       ------------
TRANSPORTATION -- 1.32%
Burlington Northern Corp. ...........          3,200        108,000
Federal Express Corp.*...............          2,000        178,000
                                                       ------------
                                                            286,000
                                                       ------------
UTILITIES/TELEPHONE -- 5.90%
AT & T Corp. ........................          2,500        188,125
BellSouth Corp.......................          3,000        149,625
CILCORP, Inc. .......................          1,200         73,425
Florida Progress Corp. ..............          2,200         98,587
GTE Corp. ...........................          3,000        202,312
NICOR, Inc. .........................          4,500        190,125
SBC Communications, Inc. ............          3,194        171,278
Texas Utilities, Inc. ...............          1,800         84,038
Wisconsin Energy Corp. ..............          4,000        125,750
                                                       ------------
                                                          1,283,265
                                                       ------------
TOTAL COMMON STOCKS
 (cost $7,854,346)...................                    12,325,505
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT
                                         -----------
BONDS AND NOTES -- 40.04%
ASSET BACKED -- 4.99%
Amresco Residential Securities
 Mortgage Loan Trust
 6.925%, 06/25/25....................    $   100,000        108,391
Chemical Master Credit Card Trust
 5.980%, 09/15/08....................        200,000        205,339
Discover Credit Card Trust
 6.750%, 02/16/02....................        200,000        202,531
 5.600%, 05/15/06....................        250,000        249,766
Green Tree Financial Corp.
 6.870%, 01/15/29....................        100,000        108,742
The Money Store Home Equity Trust
 8.140%, 10/15/27....................        200,000        209,699
                                                       ------------
                                                          1,084,468
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1998 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
AUTO -- 1.73%
Ford Credit Auto Owner Trust
 5.650%, 10/15/01....................    $   250,000   $    250,964
General Motors Acceptance Corp.
 8.875%, 06/01/10....................        100,000        124,375
                                                       ------------
                                                            375,339
                                                       ------------
BANKING -- 2.51%
ABN AMRO N.V. (Chicago) Global Bond
 7.125%, 06/18/07....................        100,000        107,750
Citicorp
 7.200%, 06/15/07....................        100,000        108,000
International American Development
 Bank
 8.875%, 06/01/09....................        100,000        127,875
NationsBank Corp.
 5.750%, 03/15/01....................        200,000        202,750
                                                       ------------
                                                            546,375
                                                       ------------
CHEMICALS -- 0.49%
Dupont (E.I) De Nemours & Co.
 6.750%, 10/15/02....................        100,000        105,625
                                                       ------------
FINANCE -- 1.88%
Household Finance Corp.
 6.400%, 06/17/08....................        200,000        206,500
Merrill Lynch & Co., Inc.
 6.020%, 05/11/01....................        200,000        202,750
                                                       ------------
                                                            409,250
                                                       ------------
FOOD & BEVERAGE -- 2.68%
Campbell Soup Co.
 4.750%, 10/01/03....................        200,000        197,250
Coca-Cola Co.
 6.625%, 10/01/02....................        100,000        105,125
Coca-Cola Enterprises
 7.000%, 10/01/26....................        250,000        279,063
                                                       ------------
                                                            581,438
                                                       ------------
FOREIGN GOVERNMENTS -- 1.15%
Province of Ontario
 5.500%, 10/01/08....................        250,000        250,938
                                                       ------------
INDUSTRIAL -- 3.34%
Amoco Canada Petroleum Co.
 7.950%, 10/01/22....................        100,000        109,250
Mattel, Inc.
 6.000%, 07/15/03....................        200,000        204,750
Merck & Co., Inc.
 5.760%, 05/03/37....................        200,000        208,500
Raytheon Co.
 5.950%, 03/15/01....................        100,000        100,750
 6.300%, 03/15/05....................        100,000        102,500
                                                       ------------
                                                            725,750
                                                       ------------
MUNICIPAL -- 1.16%
New York State Power Authority
 Revenue
 6.050%, 02/15/15....................        250,000        253,050
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
OFFICE EQUIPMENT -- 0.93%
Xerox Corp.
 5.545%, 07/22/37....................    $   200,000   $    202,000
                                                       ------------
RETAILING -- 1.86%
Dayton Hudson Corp.
 5.895%, 06/15/37....................        200,000        200,750
Sears Roebuck Acceptance Corp.
 6.00%, 03/20/03.....................        200,000        203,500
                                                       ------------
                                                            404,250
                                                       ------------
TELEPHONE UTILITY -- 3.56%
Bell Telephone Co. of PA Putable
 Debentures
 8.350%, 12/15/30....................        200,000        256,750
BellSouth Capital Funding Corp.
 6.040%, 11/15/26....................        200,000        207,000
Chesapeake & Potomac Telephone Co. of
 Virginia Debentures
 8.375%, 10/01/29....................        100,000        128,375
New Jersey Bell Telephone Co.
 7.850%, 11/15/29....................        150,000        181,875
                                                       ------------
                                                            774,000
                                                       ------------
TRANSPORTATION -- 1.00%
Norfolk Southern Corp.
 7.050%, 05/01/37....................        200,000        218,250
                                                       ------------
U.S. GOVERNMENT AGENCIES -- 7.35%
Federal Home Loan Bank
 6.830%, 06/07/01....................        100,000        100,696
 8.000%, 09/20/04....................        100,000        102,030
Federal Home Loan Mortgage Corp.
 10.750%, 07/01/00...................            752            792
 8.750%, 04/01/01....................          6,733          6,928
 10.150%, 04/15/06...................          6,297          6,298
 6.500%, 06/15/06....................        200,000        203,316
 6.000%, 12/15/08....................        200,000        203,875
 6.400%, 09/25/28....................        250,000        250,351
Federal National Mortgage Association
 6.000%, 02/18/21....................        300,000        300,137
 6.247%, 03/25/21....................        300,000        308,750
Government National Mortgage
 Association Pool #30111
 9.000%, 05/15/09....................         16,469         17,586
Government National Mortgage
 Association Pool #23653
 9.500%, 06/15/09....................          8,564          9,249
Government National Mortgage
 Association Pool #32147
 9.500%, 08/15/09....................          4,368          4,717
Government National Mortgage
 Association Pool #161621
 9.000%, 07/15/16....................         77,839         83,118
                                                       ------------
                                                          1,597,843
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1998 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
U.S. GOVERNMENT OBLIGATIONS -- 5.41%
U.S. Treasury Notes
 5.875%, 02/15/00....................    $   100,000   $    101,342
 6.625%, 04/30/02....................        100,000        105,940
 11.625%, 11/15/04...................        100,000        134,683
 6.875%, 05/15/06....................        150,000        169,994
 6.500%, 10/15/06....................        200,000        222,520
U.S. Treasury Inflation Index
 3.625%, 04/15/28....................        300,000        291,469
Tennessee Valley Authority
 5.375%, 11/13/08....................        150,000        150,502
                                                       ------------
                                                          1,176,450
                                                       ------------
TOTAL BONDS AND NOTES
 (cost $8,302,500)...................                     8,705,026
                                                       ------------

                                           SHARES         VALUE
                                         -----------   ------------
OTHER SHORT TERM INVESTMENTS -- 3.03%
MONEY MARKET FUNDS
Federated Prime Obligation Fund......        657,874   $    657,874
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $657,874).....................                       657,874
                                                       ------------
TOTAL INVESTMENTS -- 99.77%
 (cost $16,814,720)..................                    21,688,405
                                                       ------------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 0.23%................                        50,030
                                                       ------------
NET ASSETS -- 100.00%................                  $ 21,738,435
                                                       ============
* Non-income producing security

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1998 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC.

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
MUNCIPAL BONDS
  (TAX EXEMPT) -- 97.95%
ARIZONA -- 3.25%
Maricopa County, School District #93
 Arizona Unlimited Tax General
 Obligation
 6.400%, 07/01/06....................    $   500,000   $    574,755
                                                       ------------
CALIFORNIA -- 1.67%
City of Fresno, California Sewer
 System Revenue
 6.250%, 09/01/14....................        250,000        295,615
                                                       ------------
CONNECTICUT -- 3.35%
Connecticut State Unlimited Tax
 General Obligation 5.400%,
 03/15/08............................        550,000        591,355
                                                       ------------
ILLINOIS -- 12.21%
Chicago, Illinois Water Revenue
 6.500%, 11/01/15....................        500,000        601,690
Illinois State Sales Tax Revenue
 5.400%, 06/15/13....................        550,000        588,109
Northwest Suburban Municipal Joint
 Action Water Agency Illinois
 Contract Revenue 6.450%, 05/01/07...        400,000        462,764
Northwest Water Commission Illinois,
 Cook & Lake Revenue 5.000%,
 05/01/13............................        500,000        505,825
                                                       ------------
                                                          2,158,388
                                                       ------------
INDIANA -- 12.86%
Indiana Municipal Power Agency, Power
 Supply System Revenue 5.000%,
 01/01/11............................        525,000        533,463
Indiana University Trustee Rev Bonds,
 Student Fees 5.700%, 08/01/10.......        750,000        819,960
Peru, Indiana Community School Corp.
 Revenue 6.750%, 01/01/09............        550,000        607,761
Pike Township Indiana Revenue Bond
 5.700%, 02/01/01....................        300,000        312,042
                                                       ------------
                                                          2,273,226
                                                       ------------
KENTUCKY -- 2.93%
Jefferson County, Kentucky School
 District
 Financing Corp. School Building
 Revenue, Series A
 5.300%, 07/01/15....................        500,000        518,765
                                                       ------------
MASSACHUSETTS -- 7.88%
Massachusetts State Grant
 Anticipation Notes Revenue Bond
 5.000%, 12/15/08....................        800,000        850,680
Massachusetts State Water Resource
 Authority Revenue 6.000%,
 11/01/08............................        500,000        541,725
                                                       ------------
                                                          1,392,405
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
MINNESOTA -- 2.96%
St. Paul, Minnesota Independent
 School District #625 General
 Obligation, Series C 5.250%,
 02/01/13............................        500,000        522,940
                                                       ------------
MISSOURI -- 6.57%
Cape Girardeau, Missouri Waterworks
 System Revenue
 7.450%, 03/01/05....................    $   500,000   $    591,400
Missouri State Environmental
 Improvement & Energy Resource
 Authority Pollution Control Revenue
 5.250%, 12/01/09....................        250,000        268,023
Missouri Health & Education Facility
 Authority Revenue, St. Louis
 University
 5.500%, 10/01/13....................        275,000        301,210
                                                       ------------
                                                          1,160,633
                                                       ------------
NEVADA -- 5.38%
Clark County, Nevada School District
 General Obligation
 5.250%, 06/01/07....................        500,000        527,445
Henderson, Nevada Water & Sewer
 Unlimited Tax General Obligation
 5.375%, 06/01/07....................        400,000        423,956
                                                       ------------
                                                            951,401
                                                       ------------
NEW YORK -- 5.23%
Long Island, New York Power Authority
 Revenue
 4.000%, 04/01/04....................        400,000        401,296
New York State Dormitory Authority
 Revenue
 5.500%, 07/01/12....................        500,000        523,890
                                                       ------------
                                                            925,186
                                                       ------------
NORTH CAROLINA -- 1.64%
North Carolina Eastern Municipal
 Power Agency System Revenue
 7.000%, 01/01/08....................        250,000        290,210
                                                       ------------
OHIO -- 3.03%
Montgomery County, Ohio Sewer System
 Revenue
 5.600%, 09/01/11....................        500,000        535,330
                                                       ------------
PENNSYLVANIA -- 6.48%
Pennsylvania Intergovernmental Corp.
 Authority, Special Tax Revenue
 5.450%, 06/15/08....................        500,000        524,440
Pennsylvania State Higher Education
 Revenue Bonds, Series A 5.600%,
 09/01/10............................        575,000        620,552
                                                       ------------
                                                          1,144,992
                                                       ------------
TENNESSEE -- 3.16%
Shelby County, Tennessee School
 General
 Obligation, Series B
 5.875%, 06/01/18....................        500,000        558,175
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1998 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
TEXAS -- 11.86%
Bexar County, Texas Detention
 Facilities
 Limited Tax General Obligation
 5.750%, 06/15/10....................    $   500,000   $    539,220
Garland, Texas Limited Tax General
 Obligation
 5.800%, 08/15/12....................        350,000        385,952
Texas A&M University Revenue
 Financing System
 5.375%, 05/15/14....................        600,000        629,184
Travis County, Texas Limited Tax
 General Obligation
 4.500%, 03/01/18....................        570,000        541,357
                                                       ------------
                                                          2,095,713
                                                       ------------
UTAH -- 1.83%
Utah State Board of Regents Revenue
 5.500%, 08/01/05....................        300,000        323,343
                                                       ------------
WISCONSIN -- 5.66%
Wisconsin State Clean Water Revenue
 Bond 5.300%, 06/01/12...............        700,000        747,306
Wisconsin State Health & Education
 Facility Authority Revenue Bond
 5.250%, 08/15/19....................        250,000        253,282
                                                       ------------
                                                          1,000,588
                                                       ------------
TOTAL BONDS
 (cost $16,244,878 ).................                    17,313,020
                                                       ------------

                                             SHARES        VALUE
                                            ---------   -----------
TAX EXEMPT MONEY MARKET
FUNDS -- 0.92%
 (cost $162,070)
Nuveen Tax Exempt Fund..................      162,070       162,070
                                                        -----------
TOTAL INVESTMENTS -- 98.87%
 (cost $16,406,948).....................                 17,475,090
                                                        -----------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 1.13%............                    200,615
                                                        -----------
NET ASSETS --  100.00%..................                $17,675,705
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1998 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   -----------
COMMERCIAL PAPER -- 97.29%
AIRLINES -- 4.25%
International Lease Finance Corp.
 5.11%, 01/28/99......................    $ 2,830,000   $ 2,819,154
                                                        -----------
AUTO & TRUCK -- 14.39%
Daimler-Benz N.A. Corp.
 5.02%, 03/19/99......................      1,600,000     1,582,820
 4.85%, 03/30/99......................      1,335,000     1,319,173
Ford Motor Credit Co.
 5.77%, 01/05/99......................        441,000       441,000
 5.20%, 01/19/99......................        937,000       937,000
 5.19%, 03/08/99......................      1,925,000     1,925,000
General Motors Acceptance Corp.
 5.73%, 01/08/99......................      1,802,000     1,802,000
 5.31%, 02/11/99......................      1,540,000     1,540,000
                                                        -----------
                                                          9,546,993
                                                        -----------
COMMERCIAL FINANCE -- 9.59%
CIT Group Holding Corp.
 5.31%, 01/15/99......................        890,000       890,000
 5.12%, 02/25/99......................      2,500,000     2,500,000
Prudential Funding Corp.
 5.22%, 01/14/99......................      1,000,000     1,000,000
 4.99%, 03/11/99......................      1,970,000     1,970,000
                                                        -----------
                                                          6,360,000
                                                        -----------
CONSUMER FINANCE -- 24.50%
American Express Credit Corp.
 5.06%, 03/10/99......................      2,030,000     2,030,000
 5.06%, 03/16/99......................      1,358,000     1,358,000
American General Finance Corp.
 5.19%, 02/10/99......................      1,000,000     1,000,000
 5.09%, 03/23/99......................      1,713,000     1,713,000
Associates Corp. of North America
 5.24%, 02/03/99......................      1,215,000     1,215,000
 5.24%, 02/24/99......................      1,008,000     1,008,000
Commercial Credit Co.
 5.13%, 01/12/99......................      1,950,000     1,950,000
 5.22%, 01/26/99......................        895,000       895,000
Household Finance Corp.
 5.33%, 01/13/99......................      1,894,000     1,894,000
 5.27%, 01/27/99......................      1,492,000     1,492,000
PepsiCo, Inc.
 5.25%, 01/06/99......................      1,700,000     1,698,761
                                                        -----------
                                                         16,253,761
                                                        -----------
ELECTRONICS -- 4.30%
General Electric Capital Corp.
 5.29%, 02/04/99......................      1,370,000     1,370,000
 5.06%, 04/05/99......................      1,480,000     1,480,000
                                                        -----------
                                                          2,850,000
                                                        -----------
FARM MACHINERY & EQUIPMENT -- 4.43%
John Deere Capital Corp.
 5.28%, 02/09/99......................      2,940,000     2,940,000
                                                        -----------

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   -----------
FOOD & BEVERAGE -- 3.96%
Coca-Cola Co.
 5.07%, 02/17/99......................    $ 1,775,000   $ 1,763,251
 5.01%, 03/18/99......................        875,000       865,745
                                                        -----------
                                                          2,628,996
                                                        -----------
FOREIGN GOVERNMENTS -- 4.49%
Province Of Quebec
 5.51%, 01/15/99......................      1,000,000       997,857
 4.85%, 03/15/99......................      1,000,000       990,165
 5.10%, 03/16/99......................      1,000,000       989,517
                                                        -----------
                                                          2,977,539
                                                        -----------
INSURANCE/MULTI-LINE -- 7.23%
Transamerica Financial Corp.
 5.47%, 01/20/99......................        500,000       498,557
 5.15%, 02/05/99......................        914,000       909,424
USAA Capital Corp.
 5.22%, 01/20/99......................      1,000,000       997,245
 5.30%, 01/25/99......................      2,400,000     2,391,520
                                                        -----------
                                                          4,796,746
                                                        -----------
OFFICE EQUIPMENT -- 4.34%
IBM Credit Corp.
 5.36%, 01/11/99......................      2,177,000     2,177,000
 4.96%, 02/22/99......................        700,000       700,000
                                                        -----------
                                                          2,877,000
                                                        -----------
PETROLEUM REFINING -- 7.50%
Exxon Corp.
 4.77%, 01/04/99......................      2,196,000     2,196,000
Texaco, Inc.
 5.32%, 01/07/99......................      1,250,000     1,250,000
 5.13%, 01/21/99......................        450,000       450,000
 5.18%, 02/01/99......................      1,080,000     1,080,000
                                                        -----------
                                                          4,976,000
                                                        -----------
TELEPHONE/UTILITY -- 8.31%
BellSouth Telecommunications, Inc.
 5.02%, 02/18/99......................      1,300,000     1,291,299
 5.07%, 02/23/99......................      1,753,000     1,739,915
GTE Funding, Inc.
 5.43%, 02/03/99......................        500,000       497,511
 5.23%, 02/16/99......................      1,000,000       993,317
 5.30%, 02/24/99......................      1,000,000       992,050
                                                        -----------
                                                          5,514,092
                                                        -----------
TOTAL COMMERCIAL PAPER
 (cost $64,540,281)...................                   64,540,281
                                                        -----------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1998 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES (CONTINUED)

                                             SHARES        VALUE
                                            ---------   -----------
OTHER SHORT-TERM INVESTMENTS -- 2.76%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund...................................    1,357,559   $ 1,357,559
Federated Prime Obligation Fund.........      476,135       476,135
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $1,833,694 ).....................                  1,833,694
                                                        -----------
TOTAL INVESTMENTS -- 100.05%
(cost $66,373,975 ).....................                 66,373,975
                                                        -----------
LIABILITIES NET OF CASH AND OTHER
 ASSETS -- (.05%).......................                    (35,682)
                                                        -----------
NET ASSETS -- 100%......................                $66,338,293
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1998 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
SHORT-TERM GOVERNMENT BOND SERIES

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
BONDS & NOTES -- 92.64%
U.S. GOVERNMENT AGENCIES -- 47.40%
Federal Farm Credit Bank
 4.630%, 11/05/01....................    $ 1,000,000   $    993,133
Federal Home Loan Bank
 6.830%, 06/07/01....................        655,000        659,560
 5.500%, 08/13/01....................      1,000,000      1,015,204
 8.000%, 09/20/04....................        750,000        765,227
 8.340%, 01/26/05....................        500,000        516,187
Federal Home Loan Mortgage Corp.
 5.500%, 11/15/04....................         86,392         86,204
 5.500%, 11/25/05....................      1,119,137      1,116,659
 6.350%, 03/15/11....................      1,033,575      1,038,585
 6.200%, 11/15/16....................        536,011        535,371
Federal National Mortgage Association
 5.080%, 09/24/99....................      1,000,000      1,001,116
 5.100%, 09/25/00....................      1,000,000      1,003,358
 6.500%, 08/01/04....................      2,305,281      2,335,537
 6.225%, 05/25/14....................        977,531        982,419
 6.950%, 01/25/20....................        126,014        125,854
 6.500%, 07/25/23....................        406,213        407,322
Tennessee Valley Authority
 5.280%, 09/14/01....................      1,000,000      1,010,000
                                                       ------------
                                                         13,591,736
                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 23.90%
U.S. Treasury Notes
 5.875%, 11/15/99....................        500,000        505,252
 5.500%, 02/29/00....................      1,000,000      1,009,808
 6.500%, 08/31/01....................      3,000,000      3,140,560
 6.250%, 02/28/02....................      2,000,000      2,092,668
 6.625%, 04/30/02....................        100,000        105,940
                                                       ------------
                                                          6,854,228
                                                       ------------
ASSET BACKED -- 13.68%
Banc One Auto Grantor Trust
 6.270%, 11/20/03....................        686,738        695,410
Discover Credit Card Master Trust
 5.600%, 05/15/06....................        300,000        299,719
First USA Credit Card Master Trust
 6.420%, 03/17/05....................        250,000        255,730
Ford Credit Auto Owner Trust
 5.650%, 10/15/01....................        450,000        451,734
J.P. Morgan Commercial Mortgage
 Finance Corp.
 6.952%, 09/15/29....................        407,781        420,716

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
Morgan Stanley Capital Corp.
 6.850%, 02/15/20....................    $ 1,269,050   $  1,289,276
The Money Store Home Equity Trust
 7.800%, 10/15/21....................        500,000        510,884
                                                       ------------
                                                          3,923,469
                                                       ------------
CORPORATE BONDS -- 7.66%
Bellsouth Telecommunications, Inc.
 6.000%, 06/15/02....................        400,000        409,000
International Finance Corp.
 5.067%, 04/20/03....................      1,000,000      1,005,000
Merck & Co., Inc.
 5.760%, 05/03/37....................        750,000        781,875
                                                       ------------
                                                          2,195,875
                                                       ------------
TOTAL BONDS & NOTES
 (cost $26,167,713)..................                    26,565,308
                                                       ------------
COMMERCIAL PAPER -- .70%
Associates Corp. of North America
 5.244%, 02/24/99....................         39,000         39,000
Daimler-Benz N. A. Corp.
 4.850%, 03/30/99....................        165,000        163,044
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $202,044).....................                       202,044
                                                       ------------

                                             SHARES
                                            ---------
OTHER SHORT TERM INVESTMENTS -- 5.53%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund...................................      322,892       322,892
Federated Government Obligation Fund....    1,262,633     1,262,633
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $1,585,525)......................                  1,585,525
                                                        -----------
TOTAL INVESTMENTS -- 98.87%
 (cost $27,955,282).....................                 28,352,877
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 1.13%...................                    323,955
                                                        -----------
NET ASSETS -- 100.00%...................                $28,676,832
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1998 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES

                                        PRINCIPAL
                                         AMOUNT          VALUE
                                       -----------   --------------
BONDS -- 96.26%
U.S. GOVERNMENT AGENCIES -- 29.07%
Federal Home Loan Mortgage Corp.
 6.000%, 03/15/09..................    $ 1,133,000   $    1,135,369
 7.000%, 03/01/12..................      3,618,530        3,699,947
 6.500%, 02/15/21..................        500,000          501,451
 5.000%, 05/15/21..................        625,000          610,580
 6.400%, 09/25/28..................        500,000          500,703
Federal National Mortgage
 Association
 6.000%, 02/18/21..................        300,000          300,136
 6.247%, 03/25/21..................        300,000          308,750
 6.997%, 12/25/21..................        400,000          426,500
 6.500%, 09/25/22..................        200,000          204,528
Government National Mortgage
 Association
 6.500%, 04/15/26..................      1,324,394        1,338,880
 8.000%, 07/15/26..................      1,891,178        1,965,643
Tennessee Valley Authority 5.375%,
 11/13/08..........................        350,000          351,171
                                                     --------------
                                                         11,343,658
                                                     --------------
U.S. GOVERNMENT OBLIGATIONS -- 5.61%
United States Treasury Notes
 6.000%, 02/15/26..................      1,000,000        1,093,916
 6.500%, 05/15/05..................      1,000,000        1,096,194
                                                     --------------
                                                          2,190,110
                                                     --------------
CORPORATE BONDS -- 52.44%
Abbott Laboratories Corp.
 5.400%, 09/15/08..................        500,000          502,795
ABN AMRO N.V. (Chicago) Global Bond
 7.125%, 06/18/07..................        300,000          323,250
Ameritech Capital Funding
 5.95%, 01/15/38...................        700,000          721,875
Amoco Canada Petroleum Co.
 7.95%, 10/01/22...................        500,000          546,250
Asian Development Bank
 5.593%, 07/16/18..................        500,000          504,822
Associates Corp. of North America
 6.375%, 10/15/02..................        250,000          257,187
 5.960%, 05/15/37..................        750,000          772,500
Canadian National Railway Co.
 6.450%, 07/15/06..................        400,000          414,500
Central Illinois Public Service Co.
 7.610%, 06/01/17..................        300,000          331,125
Citicorp
 7.200%, 06/15/07..................        250,000          270,000
Coca-Cola Enterprises
 7.000%, 10/01/26..................        500,000          558,125
Conagra, Inc.
 6.700%, 08/01/27..................        200,000          210,750
CSX Corp.
 6.420%, 06/15/10..................        250,000          256,554
Dayton Hudson Corp.
 5.895%, 06/15/37..................        700,000          702,625
Federal Express Corp.
 6.720%, 01/15/22..................        400,000          409,519
Florida Power Corp.
 6.000%, 07/01/03..................        400,000          413,000
Ford Motor Credit Co.
 5.125%, 10/15/01..................        300,000          298,125
 7.200%, 06/15/07..................        600,000          663,750

                                        PRINCIPAL
                                         AMOUNT          VALUE
                                       -----------   --------------
General Electric Credit Co.
 6.500%, 11/01/06..................    $   300,000   $      321,750
GTE Corp.
 6.360%, 04/15/06..................        400,000          419,000
GTE South, Inc.
 6.125%, 06/15/07..................        200,000          207,750
Halliburton Co.
 6.750%, 02/01/27..................        250,000          277,813
Household Finance Corp.
 6.400%, 06/17/08..................        500,000          516,250
Ingersoll-Rand Co.
 6.015%, 02/15/28..................        500,000          513,251
J.P. Morgan & Co.
 6.700%, 11/01/07..................        250,000          265,621
Madison Gas and Electric Co.
 6.020%, 09/15/08..................        300,000          301,622
Mattel, Inc.
 6.000%, 07/15/03..................        500,000          511,875
Merck & Co., Inc.
 5.760%, 05/03/37..................      1,500,000        1,563,750
Merrill Lynch & Co., Inc.
 7.150%, 07/30/12..................        350,000          364,000
Morgan Stanley Dean Witter Discover
 6.375%, 08/01/02..................        250,000          255,937
NationsBank Corp.
 5.750%, 03/15/01..................        300,000          304,125
Norfolk Southern Corp.
 7.050%, 05/01/37..................        350,000          381,938
Oklahoma Gas & Electric Co.
 6.650%, 07/15/27..................        250,000          274,375
Province of Ontario
 5.500%, 10/01/08..................        400,000          401,500
Pacific Gas & Electric Co.
 6.420%, 09/25/08..................      1,000,000        1,030,422
Procter & Gamble Co.
 5.250%, 09/15/03..................        500,000          505,000
Raytheon Co.
 5.950%, 03/15/01..................        200,000          201,500
 6.300%, 03/15/05..................        200,000          205,000
Salomon Smith Barney Holding
 6.250%, 05/15/03..................        250,000          254,687
Sears Roebuck Acceptance Corp.
 6.000%, 03/20/03..................        200,000          203,500
Sherwin-Williams Co.
 5.500%, 10/15/27..................        400,000          411,396
Suntrust Capital II
 7.900%, 06/15/27..................        200,000          221,250
Transamerica Financial Corp.
 6.125%, 11/01/01..................        350,000          350,875
US West Capital Funding, Inc.
 6.250%, 07/15/05..................        300,000          313,125
Wachovia Corp.
 6.605%, 10/01/25..................        600,000          644,250
Wisconsin Bell Telephone Co.
 6.350%, 12/01/26..................        300,000          329,876
Xerox Corp.
 5.545%, 07/22/37..................        750,000          757,500
                                                     --------------
                                                         20,465,690
                                                     --------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1998 (unaudited)

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES (CONTINUED)

                                        PRINCIPAL
                                         AMOUNT          VALUE
                                       -----------   --------------
ASSET BACKED -- 8.60%
Discover Credit Card Master Trust
 5.850%, 01/17/06..................    $   500,000   $      505,078
First USA Credit Card Master Trust
 6.42%, 03/17/05...................        250,000          255,730
Goldman Sachs Mortgage Securities
 Corp.-II
 6.620%, 10/18/30..................        300,000          314,953
Green Tree Financial Corp.
 6.870%, 01/15/29..................        200,000          217,485
J.C. Penney Master Credit Card
 Trust 8.950%, 10/15/01............        800,000          857,644
J.P. Morgan Commercial Mortgage Co.
 Finance Corp.
 7.088%, 09/15/29..................        556,000          599,177
The Money Store Home Equity Trust
 5.675%, 02/15/09..................        239,652          239,700
 8.140%, 10/15/27..................        350,000          366,972
                                                     --------------
                                                          3,356,739
                                                     --------------
MUNICIPAL -- 0.54%
Wisconsin State Unlimited General
 Obligation
 6.550%, 11/01/05..................        200,000          211,750
                                                     --------------
TOTAL BONDS AND NOTES
 (cost $36,301,577)................                      37,567,947
                                                     --------------
COMMERCIAL PAPER -- 0.38%
Associates Corp. of North America
 5.244%, 02/24/99 (cost
   $149,000).......................        149,000          149,000
                                                     --------------

                                           SHARES         VALUE
                                         -----------   ------------
OTHER SHORT TERM INVESTMENTS -- 2.24%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund................................        296,400   $    296,400
Federated Prime Obligation Fund......        579,277        579,277
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $875,677).....................                       875,677
                                                       ------------
TOTAL INVESTMENTS -- 98.88%
 (cost $37,326,254)..................                    38,592,624
                                                       ------------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 1.12%.........                       436,237
                                                       ------------
NET ASSETS -- 100.00%................                  $ 39,028,861
                                                       ============

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 1998 (unaudited)

--------------------------------------------------------------------------------

                                                                                                       IAA TRUST
                                                                                         TAXABLE FIXED INCOME SERIES FUND, INC.
                                                          IAA TRUST      IAA TRUST     ------------------------------------------
                                          IAA TRUST         ASSET       TAX EXEMPT                     SHORT-TERM      LONG-TERM
                                            GROWTH       ALLOCATION        BOND        MONEY MARKET    GOVERNMENT        BOND
                                          FUND, INC.     FUND, INC.     FUND, INC.        SERIES       BOND SERIES      SERIES
                                         ------------    -----------    -----------    ------------    -----------    -----------
ASSETS:
 Investments in securities:
   At cost.............................  $106,939,373    $16,814,720    $16,406,948    $66,373,975     $27,955,282    $37,326,254
                                         ============    ===========    ===========    ===========     ===========    ===========
   At value............................  $160,281,426    $21,688,405    $17,475,090    $66,373,975     $28,352,877    $38,592,624
 Cash..................................         1,223             50          1,539          1,794         14,164              15
 Receivable for securities sold........       192,000             --             --             --         34,000          34,000
 Receivable for capital stock sold.....       191,997          2,243         70,000             --         71,523          99,779
 Dividends and interest receivable.....       228,015        102,481        245,485        245,055        316,754         420,147
 Due from Advisor......................            --             --             --             --             --           6,157
 Prepaid Expenses......................        12,224          1,507          1,447          4,371          1,701           2,154
                                         ------------    -----------    -----------    -----------     -----------    -----------
   Total assets........................   160,906,885     21,794,686     17,793,561     66,625,195     28,791,019      39,154,876
                                         ------------    -----------    -----------    -----------     -----------    -----------
LIABILITIES:
 Payable for securities purchased......            --            543          1,539             --         16,343              15
 Payable for capital stock redeemed....       101,054         15,929             --             --         65,957          35,862
 Distributions Payable.................       152,728         26,285        106,197        244,197         18,908          64,816
 Accrued expenses and other
   liabilities.........................       118,864         13,494         10,120         42,705         12,979          25,322
                                         ------------    -----------    -----------    -----------     -----------    -----------
   Total liabilities...................       372,646         56,251        117,856        286,902        114,187         126,015
                                         ------------    -----------    -----------    -----------     -----------    -----------
NET ASSETS.............................  $160,534,239    $21,738,435    $17,675,705    $66,338,293     $28,676,832    $39,028,861
                                         ============    ===========    ===========    ===========     ===========    ===========
NET ASSETS CONSIST OF:
 Capital paid-in.......................  $104,314,154    $16,850,816    $16,609,912    $66,338,461     $28,278,332    $37,434,427
 Undistributed (Distributions in excess
   of) net investment income...........        (8,937)        (1,387)            42             --            449             (16)
 Accumulated net realized gain (loss)
   on investments......................     2,886,969         15,321         (2,391)          (168)           456         328,080
 Net unrealized appreciation of
   investments.........................    53,342,053      4,873,685      1,068,142             --        397,595       1,266,370
                                         ============    ===========    ===========    ===========     ===========    ===========
                                         $160,534,239    $21,738,435    $17,675,705    $66,338,293     $28,676,832    $39,028,861
                                         ============    ===========    ===========    ===========     ===========    ===========
 Shares outstanding....................     6,828,112      1,375,257      1,973,758     66,338,559      2,825,060       3,734,428
                                         ============    ===========    ===========    ===========     ===========    ===========
NET ASSET VALUE AND REDEMPTION PRICE
 PER SHARE.............................     $23.51         $15.81          $8.96          $1.00          $10.15         $10.45
                                             ----           ----            ---           ----           -----           ----
                                             ----           ----            ---           ----           -----           ----

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Six Months Ended December 31, 1998 (unaudited)

--------------------------------------------------------------------------------

                                                                                                        IAA TRUST
                                                                                         TAXABLE FIXED INCOME SERIES FUND, INC.
                                                            IAA TRUST     IAA TRUST     -----------------------------------------
                                             IAA TRUST        ASSET       TAX EXEMPT                    SHORT-TERM     LONG-TERM
                                              GROWTH       ALLOCATION        BOND       MONEY MARKET    GOVERNMENT        BOND
                                            FUND, INC.     FUND, INC.     FUND, INC.       SERIES       BOND SERIES      SERIES
                                            -----------    -----------    ----------    ------------    -----------    ----------
INVESTMENT INCOME:
 Dividends................................  $   927,216    $   64,102     $      --      $       --     $       --     $       --
 Interest.................................      280,609       305,156       441,197       1,614,529        849,427     $1,204,309
                                            -----------    ----------     ----------     ----------     ----------     ----------
   Total investment income................    1,207,825       369,258       441,197       1,614,529        849,427      1,204,309
                                            -----------    ----------     ----------     ----------     ----------     ----------
EXPENSES:
 Investment advisory fees (Note E)........      556,222        72,419        44,618         147,974         72,590        147,567
 Distribution expenses (Note F)...........       22,120            --         2,055              --             --             --
 Transfer agent fees......................       38,640         4,839         6,786          18,845         12,501         12,501
 Audit fees...............................       19,090         2,664         2,585           8,872          2,745          3,996
 Printing.................................        7,563           605         1,008           2,773            399            554
 Custody fees.............................       14,646         2,624         3,647           4,317          2,414          3,100
 Directors' fees..........................        3,025           707           756             353            278            278
 Administration fees......................       61,835         7,088         7,212          22,898         10,656         14,442
 Accounting fees..........................       30,605        17,208        16,647          21,946         16,393         18,456
 Insurance................................        7,843           858           944           3,105          1,311          1,816
 Registration fees........................        3,932         1,286         1,260           1,260          1,275          1,345
 Legal fees...............................        3,620         2,756         2,748           2,000          1,273          1,273
 Miscellaneous............................        3,443           605           758           1,513            584            687
                                            -----------    ----------     ----------     ----------     ----------     ----------
   Total expenses.........................      772,584       113,659        91,024         235,856        122,419        206,015
                                            -----------    ----------     ----------     ----------     ----------     ----------
 Less: Advisory fees waived and reimbursed
   (Note E)...............................           --            --            --              --             --        (35,671)
 Less: Expenses waived (Note E)...........      (14,646)       (2,624)       (3,647)         (4,317)        (2,414)        (3,100)
                                            -----------    ----------     ----------     ----------     ----------     ----------
   Net expenses...........................      757,938       111,035        87,377         231,539        120,005        167,244
                                            -----------    ----------     ----------     ----------     ----------     ----------
NET INVESTMENT INCOME.....................      449,887       258,223       353,820       1,382,990        729,422      1,037,065
                                            -----------    ----------     ----------     ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS-- NOTE (D):
 Net realized gain (loss) on
   investments............................    5,474,391       (32,475)      267,007              --         85,887        822,199
 Net change in unrealized appreciation on
   investments............................    6,552,800     1,096,113        26,143              --        153,098         79,741
                                            -----------    ----------     ----------     ----------     ----------     ----------
 Net realized and unrealized gain on
   investments............................   12,027,191     1,063,638       293,150              --        238,985        901,940
                                            -----------    ----------     ----------     ----------     ----------     ----------
INCREASE IN NET ASSETS FROM OPERATIONS....  $12,477,078    $1,321,861     $ 646,970      $1,382,990     $  968,407     $1,939,005
                                            ===========    ==========     ==========     ==========     ==========     ==========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                        IAA TRUST                 IAA TRUST ASSET
                                                                    GROWTH FUND, INC.          ALLOCATION FUND, INC.
                                                               ---------------------------   -------------------------
                                                                SIX MONTHS                   SIX MONTHS
                                                                  ENDED                         ENDED
                                                                 12/31/98      YEAR ENDED     12/31/98     YEAR ENDED
                                                               (UNAUDITED)      06/30/98     (UNAUDITED)    06/30/98
                                                               ------------   ------------   -----------   -----------
OPERATIONS:
 Net investment income......................................   $    449,887   $  1,155,616   $   258,223   $   430,133
 Net realized gain (loss) on investments....................      5,474,391      8,691,628       (32,475)      483,536
 Net change in unrealized appreciation of investments.......      6,552,800      6,151,197     1,096,113       802,862
                                                               ------------   ------------   -----------   -----------
 Net increase in net assets from operations.................     12,477,078     15,998,441     1,321,861     1,716,531
                                                               ------------   ------------   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM: NOTE (B)
 Investment income..........................................     (1,018,529)      (945,434)     (266,979)     (427,135)
 Realized gains on investments..............................     (8,886,026)   (10,778,777)     (164,915)     (670,865)
                                                               ------------   ------------   -----------   -----------
 Total distributions........................................     (9,904,555)   (11,724,211)     (431,894)   (1,098,000)
                                                               ------------   ------------   -----------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C)................     (2,352,832)    15,253,968     2,198,726     3,758,827
                                                               ------------   ------------   -----------   -----------
 Total increase in net assets...............................        219,691     19,528,198     3,088,693     4,377,358
NET ASSETS:
 Beginning of period........................................    160,314,548    140,786,350    18,649,742    14,272,384
                                                               ------------   ------------   -----------   -----------
 End of period..............................................   $160,534,239   $160,314,548   $21,738,435   $18,649,742
                                                               ============   ============   ===========   ===========

                                                                                                     IAA TRUST
                                                                                               TAXABLE FIXED INCOME
                                                                        IAA TRUST                SERIES FUND, INC.
                                                               TAX EXEMPT BOND FUND, INC.       MONEY MARKET SERIES
                                                               ---------------------------   -------------------------
                                                                SIX MONTHS                   SIX MONTHS
                                                                  ENDED                         ENDED
                                                                 12/31/98      YEAR ENDED     12/31/98     YEAR ENDED
                                                               (UNAUDITED)      06/30/98     (UNAUDITED)    06/30/98
                                                               ------------   ------------   -----------   -----------
OPERATIONS:
 Net investment income......................................   $   353,820    $   748,004    $ 1,382,990   $ 2,830,723
 Net realized gain (loss) on investments....................       267,007         65,805             --           (40)
 Net change in unrealized appreciation of investments.......        26,143        482,740             --            --
                                                               -----------    -----------    -----------   -----------
 Net increase in net assets from operations.................       646,970      1,296,549      1,382,990     2,830,683
                                                               -----------    -----------    -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM: NOTE (B)
 Investment income..........................................      (364,206)      (747,014)    (1,382,990)   (2,830,723)
 Realized gains on investments..............................      (273,899)       (31,294)            --            --
                                                               -----------    -----------    -----------   -----------
 Total distributions........................................      (638,105)      (778,308)    (1,382,990)   (2,830,723)
                                                               -----------    -----------    -----------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C)................        (2,503)      (856,926)    13,316,090    (7,651,306)
                                                               -----------    -----------    -----------   -----------
 Total increase (decrease) in net assets....................         6,362       (338,685)    13,316,090    (7,651,346)
NET ASSETS:
 Beginning of period........................................    17,669,343     18,008,028     53,022,203    60,673,549
                                                               -----------    -----------    -----------   -----------
 End of period..............................................   $17,675,705    $17,669,343    $66,338,293   $53,022,203
                                                               ===========    ===========    ===========   ===========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                     IAA TRUST                             IAA TRUST
                                                               TAXABLE FIXED INCOME                  TAXABLE FIXED INCOME
                                                                 SERIES FUND, INC.                     SERIES FUND, INC.
                                                         SHORT-TERM GOVERNMENT BOND SERIES           LONG-TERM BOND SERIES
                                                        -----------------------------------   -----------------------------------
                                                        SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            12/31/98          YEAR ENDED          12/31/98          YEAR ENDED
                                                          (UNAUDITED)          06/30/98         (UNAUDITED)          06/30/98
                                                        ----------------   ----------------   ----------------   ----------------
OPERATIONS:
 Net investment income...............................     $   729,422        $ 1,433,346        $ 1,037,065        $ 2,010,422
 Net realized gain on investments....................          85,887              3,974            822,199            459,542
 Net change in unrealized appreciation of
   investments.......................................         153,098            232,929             79,741          1,126,134
                                                          -----------        -----------        -----------        -----------
 Net increase in net assets from operations..........         968,407          1,670,249          1,939,005          3,596,098
                                                          -----------        -----------        -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 NOTE (B)
 Investment income...................................        (749,901)        (1,421,743)        (1,069,180)        (1,989,821)
 Realized gains on investments.......................         (89,406)                --           (937,981)           (24,332)
                                                          -----------        -----------        -----------        -----------
 Total distributions.................................        (839,307)        (1,421,743)        (2,007,161)        (2,014,153)
                                                          -----------        -----------        -----------        -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C).........         238,316          3,775,891            296,546          4,286,371
                                                          -----------        -----------        -----------        -----------
 Total increase in net assets........................         367,416          4,024,397            228,390          5,868,316
NET ASSETS:
 Beginning of period.................................      28,309,416         24,285,019         38,800,471         32,932,155
                                                          -----------        -----------        -----------        -----------
 End of period.......................................     $28,676,832        $28,309,416        $39,028,861        $38,800,471
                                                          ===========        ===========        ===========        ===========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                      IAA TRUST
                                                                                  GROWTH FUND, INC.
                                                         --------------------------------------------------------------------
                                                         SIX MONTHS ENDED                 YEARS ENDED JUNE 30,
                                                             12/31/98       -------------------------------------------------
                                                           (UNAUDITED)        1998       1997      1996      1995      1994
                                                         ----------------   --------   --------   -------   -------   -------
Net asset value, beginning of period...................      $  23.04       $  22.51   $  18.88   $ 17.23   $ 15.16   $ 17.55
                                                             --------       --------   --------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................          0.07           0.17       0.15      0.23      0.22      0.27
  Net gains or losses on securities (both realized and
    unrealized)........................................          1.85           2.19       4.81      3.23      3.45     (0.63)
                                                             --------       --------   --------   -------   -------   -------
    Total from investment operations...................          1.92           2.36       4.96      3.46      3.67     (0.36)
                                                             --------       --------   --------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income.................         (0.15)         (0.15)     (0.20)    (0.25)    (0.17)    (0.22)
  Distributions from capital gains.....................         (1.30)         (1.68)     (1.13)    (1.56)    (1.43)    (1.81)
                                                             --------       --------   --------   -------   -------   -------
    Total distributions................................         (1.45)         (1.83)     (1.33)    (1.81)    (1.60)    (2.03)
                                                             --------       --------   --------   -------   -------   -------
Net asset value, end of period.........................      $  23.51       $  23.04   $  22.51   $ 18.88   $ 17.23   $ 15.16
                                                             ========       ========   ========   =======   =======   =======
TOTAL RETURN...........................................          8.83%         10.98%     28.54%    21.51%    26.68%    (2.42)%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).................      $160,534       $160,315   $140,786   $84,800   $70,577   $59,448
  Ratio of expenses to average net assets:
    Before expense waiver..............................          1.04%*         1.02%        --        --        --        --
    After expense waiver...............................          1.02%*         1.00%      1.16%     1.12%     1.14%     1.24%
  Ratio of net investment income to average net assets:
    Before expense waiver..............................          0.59%*         0.73%        --        --        --        --
    After expense waiver...............................          0.61%*         0.75%      0.84%     1.30%     1.41%     1.03%
  Portfolio turnover...................................         20.14%         33.06%     30.74%    32.95%    31.84%    49.12%

                                                                                        IAA TRUST
                                                                               ASSET ALLOCATION FUND, INC.
                                                             ----------------------------------------------------------------
                                                             SIX MONTHS ENDED               YEARS ENDED JUNE 30,
                                                                 12/31/98       ---------------------------------------------
                                                               (UNAUDITED)       1998      1997      1996      1995     1994
                                                             ----------------   -------   -------   -------   ------   ------
Net asset value, beginning of period.......................      $ 15.20        $ 14.64   $ 13.39   $ 12.29   $11.08   $11.60
                                                                 -------        -------   -------   -------   ------   ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income....................................         0.20           0.39      0.35      0.37     0.36     0.34
  Net gains or losses on securities (both realized and
    unrealized)............................................         0.74           1.22      2.11      1.41     1.38    (0.25)
                                                                 -------        -------   -------   -------   ------   ------
    Total from investment operations.......................         0.94           1.61      2.46      1.78     1.74     0.09
                                                                 -------        -------   -------   -------   ------   ------
  LESS DISTRIBUTIONS
  Dividends from net investment income.....................        (0.21)         (0.39)    (0.34)    (0.37)   (0.34)   (0.34)
  Distributions from capital gains.........................        (0.12)         (0.66)    (0.87)    (0.31)   (0.18)   (0.27)
  Distributions from return of capital.....................           --             --        --        --    (0.01)      --
                                                                 -------        -------   -------   -------   ------   ------
    Total distributions....................................        (0.33)         (1.05)    (1.21)    (0.68)   (0.53)   (0.61)
                                                                 -------        -------   -------   -------   ------   ------
Net asset value, end of period.............................      $ 15.81        $ 15.20   $ 14.64   $ 13.39   $12.29   $11.08
                                                                 =======        =======   =======   =======   ======   ======
TOTAL RETURN...............................................         6.25%         11.41%    19.95%    14.74%   16.29%    0.71%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).....................      $21,738        $18,650   $14,272   $10,083   $9,540   $8,653
  Ratio of expenses to average net assets:
    Before expense waiver..................................         1.18%*         1.25%       --        --       --       --
    After expense waiver...................................         1.15%*         1.21%     1.46%     1.44%    1.46%    1.78%
  Ratio of net investment income to average net assets:
    Before expense waiver..................................         2.64%*         2.57%       --        --       --       --
    After expense waiver...................................         2.67%*         2.61%     2.57%     2.81%    3.18%    2.98%
  Portfolio turnover.......................................        20.86%         20.07%    19.25%    33.77%   21.03%   17.39%

* Annualized

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                              IAA TRUST
                                                          SIX MONTHS                 TAX EXEMPT BOND FUND, INC.
                                                             ENDED                      YEARS ENDED JUNE 30,
                                                           12/31/98      ---------------------------------------------------
                                                          (UNAUDITED)     1998       1997       1996       1995       1994
                                                          -----------    -------    -------    -------    -------    -------
Net asset value, beginning of period....................    $  8.95      $  8.70    $  8.41    $  8.36    $  8.19    $  9.11
                                                            -------      -------    -------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................       0.18         0.37       0.36       0.37       0.39       0.39
  Net gains or losses on securities (both realized and
    unrealized).........................................       0.16         0.27       0.31       0.07       0.20      (0.54)
                                                            -------      -------    -------    -------    -------    -------
    Total from investment operations....................       0.34         0.64       0.67       0.44       0.59      (0.15)
                                                            -------      -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income..................      (0.19)       (0.37)     (0.36)     (0.37)     (0.39)     (0.39)
  Distributions from capital gains......................      (0.14)       (0.02)     (0.02)     (0.02)     (0.03)     (0.38)
                                                            -------      -------    -------    -------    -------    -------
    Total distributions.................................      (0.33)       (0.39)     (0.38)     (0.39)     (0.42)     (0.77)
                                                            -------      -------    -------    -------    -------    -------
Net asset value, end of period..........................    $  8.96      $  8.95    $  8.70    $  8.41    $  8.36    $  8.19
                                                            =======      =======    =======    =======    =======    =======
TOTAL RETURN............................................       3.81%        7.45%      8.15%      5.30%      7.51%     (1.86)%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..................    $17,676      $17,669    $18,008    $17,744    $18,833    $19,095
  Ratio of expenses to average net assets:
    Before expense waiver...............................       1.02%*       1.01%        --         --         --         --
    After expense waiver................................       0.98%*       0.97%      1.14%      1.08%      1.06%      1.15%
  Ratio of net investment income to average net assets:
    Before expense waiver...............................       3.92%*       4.13%        --         --         --         --
    After expense waiver................................       3.96%*       4.17%      4.23%      4.30%      4.79%      4.47%
  Portfolio turnover....................................      27.35%       24.83%     11.35%     14.75%     24.89%     41.94%

                                                                                              IAA TRUST
                                                                               TAXABLE FIXED INCOME SERIES FUND, INC.
                                                          SIX MONTHS                     MONEY MARKET SERIES
                                                             ENDED                      YEARS ENDED JUNE 30,
                                                           12/31/98      ---------------------------------------------------
                                                          (UNAUDITED)     1998       1997       1996       1995       1994
                                                          -----------    -------    -------    -------    -------    -------
Net asset value, beginning of period....................    $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                            -------      -------    -------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................       0.02         0.05       0.05       0.05       0.05       0.03
                                                            -------      -------    -------    -------    -------    -------
    Total from investment operations....................       0.02         0.05       0.05       0.05       0.05       0.03
                                                            -------      -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income..................      (0.02)       (0.05)     (0.05)     (0.05)     (0.05)     (0.03)
                                                            -------      -------    -------    -------    -------    -------
    Total distributions.................................      (0.02)       (0.05)     (0.05)     (0.05)     (0.05)     (0.03)
                                                            -------      -------    -------    -------    -------    -------
Net asset value, end of period..........................    $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                            =======      =======    =======    =======    =======    =======
TOTAL RETURN............................................       2.38%        4.94%      4.63%      4.82%      4.85%      2.86%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..................    $66,338      $53,022    $60,674    $33,664    $36,415    $38,699
  Ratio of expenses to average net assets:
    Before expense waiver...............................       0.80%*       0.83%        --         --       0.97%      1.06%
    After expense waiver................................       0.79%*       0.81%      0.94%      0.90%      0.73%      0.56%
  Ratio of net investment income to average net assets:
    Before expense waiver...............................       4.68%*       4.81%        --         --       4.56%      2.33%
    After expense waiver................................       4.69%*       4.83%      4.55%      4.74%      4.80%      2.83%

* Annualized

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                               IAA TRUST
                                                                 TAXABLE FIXED INCOME SERIES FUND, INC.
                                       ------------------------------------------------------------------------------------------
                                                  SHORT-TERM GOVERNMENT                                LONG-TERM
                                                       BOND SERIES                                    BOND SERIES
                                       -------------------------------------------    -------------------------------------------
                                       SIX MONTHS                   FOR THE PERIOD    SIX MONTHS                   FOR THE PERIOD
                                          ENDED                       01/02/97*          ENDED                       01/02/97*
                                        12/31/98      YEAR ENDED       THROUGH         12/31/98      YEAR ENDED       THROUGH
                                       (UNAUDITED)       1998          06/30/97       (UNAUDITED)       1998          06/30/97
                                       -----------    ----------    --------------    -----------    ----------    --------------
Net asset value, beginning of
  period.............................    $ 10.11       $ 10.01         $ 10.00          $ 10.48       $ 10.04         $ 10.00
                                         -------       -------         -------          -------       -------         -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............       0.26          0.54            0.20             0.29          0.56            0.20
  Net gains on securities (both
    realized and unrealized).........       0.08          0.10            0.01             0.24          0.45            0.04
                                         -------       -------         -------          -------       -------         -------
    Total from investment
      operations.....................       0.34          0.64            0.21             0.53          1.01            0.24
                                         -------       -------         -------          -------       -------         -------
  LESS DISTRIBUTIONS
  Dividends from net investment
    income...........................      (0.27)        (0.54)          (0.20)           (0.30)        (0.56)          (0.20)
  Distributions from capital gains...      (0.03)           --              --            (0.26)        (0.01)             --
                                         -------       -------         -------          -------       -------         -------
    Total distributions..............      (0.30)        (0.54)          (0.20)           (0.56)        (0.57)          (0.20)
                                         -------       -------         -------          -------       -------         -------
Net asset value, end of period.......    $ 10.15       $ 10.11         $ 10.01          $ 10.45       $ 10.48         $ 10.04
                                         =======       =======         =======          =======       =======         =======
TOTAL RETURN.........................       3.38%         6.50%           2.10%            5.05%        10.24%           2.44%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    000's)...........................    $28,677       $28,309         $24,285          $39,029       $38,800         $32,932
  Ratio of expenses to average net
    assets:
    Before expense waiver and
      reimbursement..................       0.84%**       0.92%           3.88%**          1.05%**       1.12%           3.82%**
    After expense waiver and
      reimbursement..................       0.83%**       0.86%           0.76%**          0.85%**       0.89%           0.78%**
  Ratio of net investment income to
    average net assets:
    Before expense waiver and
      reimbursement..................       5.01%**       5.30%           1.78%**          5.07%**       5.24%           2.11%**
    After expense waiver and
reimbursement........................       5.02%**       5.36%           4.90%**          5.27%**       5.47%           5.15%**
  Portfolio turnover.................      22.88%         1.54%           0.00%           26.31%        25.11%          41.77%

 * Commencement of operations.

** Annualized

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited)

--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The IAA Trust Mutual Funds represent four separate funds, with one Fund containing three separate Series (referred to herein as "Funds" or "Series"). Each of the Funds and Series has distinct investment objectives and policies. The four Funds are as follows: IAA Trust Growth Fund, Inc. ("Growth Fund"); IAA Trust Asset Allocation Fund, Inc. ("Asset Allocation Fund"); IAA Trust Tax Exempt Bond Fund, Inc. ("Tax Exempt Bond Fund"); and IAA Trust Taxable Fixed Income Series Fund, Inc. ("Taxable Fixed Income Series Fund"), formerly known as IAA Trust Money Market Fund, Inc. The Taxable Fixed Income Series Fund currently consists of the following three separate investment Series: IAA Trust Money Market Series ("Money Market Series"); IAA Trust Short-Term Government Bond Series ("Short-Term Government Bond Series"); and IAA Trust Long-Term Bond Series ("Long-Term Bond Series"). The Short-Term Government Bond Series and the Long-Term Bond Series commenced operations on January 2, 1997. The Funds are separately incorporated and registered companies under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

    (1) SECURITY VALUATION: For the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities except short-term securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Series, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

    (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

    (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

    (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: In the Growth Fund, net investment income from investment transactions are declared and distributed to shareholders twice a year. The Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, declare and distribute net investment income to shareholders monthly. The Money Market Series declares dividends daily from its net investment income, which are payable monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) (continued)

--------------------------------------------------------------------------------

NOTE (C) CAPITAL STOCK: At December 31, 1998, 10,000,000 shares of capital stock were authorized for each of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund, each Fund having a par value of $1.00 per share. The authorized capitalization of the Taxable Fixed Income Series Fund consists of 250,000,000 shares with the par value of $0.10 per share. 100,000,000 of this Fund's shares are designated as Money Market Series, 50,000,000 of its shares are designated as Short-Term Government Bond Series, and 25,000,000 of its shares are designated as Long-Term Bond Series. The remaining 75,000,000 shares are undesignated.

Transactions in capital stock were as follows:

                                                 GROWTH FUND                                   ASSET ALLOCATION FUND
                               ------------------------------------------------   -----------------------------------------------
                                  SIX MONTHS ENDED            YEAR ENDED             SIX MONTHS ENDED            YEAR ENDED
                                 DECEMBER 31, 1998           JUNE 30, 1998          DECEMBER 31, 1998          JUNE 30, 1998
                               ----------------------   -----------------------   ----------------------   ----------------------

                                SHARES      AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
                               --------   -----------   ---------   -----------   --------   -----------   --------   -----------
Shares sold..................   133,524   $ 2,893,240     935,194   $20,754,538    205,098   $ 3,030,404    350,739   $ 5,233,527
Shares issued through
 reinvestment of dividends...   424,032     9,386,930     509,499    11,204,174     24,721       377,485     61,757       911,781
                               --------   -----------   ---------   -----------   --------   -----------   --------   -----------
                                557,556    12,280,170   1,444,693    31,958,712    229,819     3,407,889    412,496     6,145,308
                               --------   -----------   ---------   -----------   --------   -----------   --------   -----------
Shares Redeemed..............  (688,724)  (14,633,002)   (740,214)  (16,704,744)   (81,893)   (1,209,163)  (159,724)   (2,386,481)
                               --------   -----------   ---------   -----------   --------   -----------   --------   -----------
Net increase (decrease)......  (131,168)  $(2,352,832)    704,479   $15,253,968    147,926   $ 2,198,726    252,772   $ 3,758,827
                               ========   ===========   =========   ===========   ========   ===========   ========   ===========

                                                            TAX EXEMPT BOND FUND
                                              -------------------------------------------------
                                                 SIX MONTHS ENDED             YEAR ENDED
                                                DECEMBER 31, 1998           JUNE 30, 1998
                                              ----------------------   ------------------------

                                               SHARES      AMOUNT        SHARES       AMOUNT
                                              --------   -----------   ----------   -----------
Shares sold.................................    51,093   $   466,325       90,306   $   806,911
Shares issued through reinvestment of
 dividends..................................    48,078       432,198       57,420       510,560
                                              --------   -----------   ----------   -----------
                                                99,171       898,523      147,726     1,317,471
                                              --------   -----------   ----------   -----------
Shares redeemed.............................   (99,335)     (901,026)    (244,109)   (2,174,397)
                                              --------   -----------   ----------   -----------
Net increase (decrease).....................      (164)  $    (2,503)     (96,383)  $  (856,926)
                                              ========   ===========   ==========   ===========

                                                        TAXABLE FIXED INCOME SERIES FUND
                                              ----------------------------------------------------
                                                               MONEY MARKET SERIES
                                              -----------------------------------------------------
                                                   SIX MONTHS ENDED                YEAR ENDED
                                                  DECEMBER 31, 1998              JUNE 30, 1998
                                              --------------------------   --------------------------
                                                SHARES         AMOUNT        SHARES         AMOUNT
                                              -----------   ------------   -----------   ------------
Shares sold.................................   44,961,930   $ 44,961,930    53,195,087   $ 53,195,087
Shares issued through reinvestment of
 dividends..................................    1,132,529      1,132,529     2,821,173      2,821,173
                                              -----------   ------------   -----------   ------------
                                               46,094,459     46,094,459    56,016,260     56,016,260
                                              -----------   ------------   -----------   ------------
Shares redeemed.............................  (32,778,368)   (32,778,368)  (63,667,566)   (63,667,566)
                                              -----------   ------------   -----------   ------------
Net increase (decrease).....................   13,316,091   $ 13,316,091    (7,651,306)  $ (7,651,306)
                                              ===========   ============   ===========   ============

                                    TAXABLE FIXED INCOME SERIES FUND
                             -----------------------------------------------
                                          SHORT-TERM GOVERNMENT                         TAXABLE FIXED INCOME SERIES FUND
                             -----------------------------------------------   --------------------------------------------------
                                               BOND SERIES                                   LONG-TERM BOND SERIES
                             -----------------------------------------------   --------------------------------------------------
                               SIX MONTHS ENDED            YEAR ENDED              SIX MONTHS ENDED             YEAR ENDED
                               DECEMBER 31, 1998          JUNE 30, 1998           DECEMBER 31, 1998            JUNE 30, 1998
                             ---------------------   -----------------------   ------------------------   -----------------------

                              SHARES      AMOUNT      SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                             --------   ----------   ---------   -----------   ----------   -----------   ---------   -----------
Shares sold................   235,276   $2,397,864     663,670   $ 6,700,365      312,659   $ 3,345,626     896,757   $ 9,186,831
Shares issued through
 reinvestment of
 dividends.................    76,077      773,127     132,147     1,333,212      180,440     1,896,868     187,795     1,936,407
                             --------   ----------   ---------   -----------   ----------   -----------   ---------   -----------
                              311,353    3,170,991     795,817     8,033,577      493,099     5,242,494   1,084,552    11,123,238
                             --------   ----------   ---------   -----------   ----------   -----------   ---------   -----------
Shares redeemed............  (287,252)  (2,932,676)   (421,052)   (4,257,686)    (461,148)   (4,945,948)   (662,006)   (6,836,867)
                             --------   ----------   ---------   -----------   ----------   -----------   ---------   -----------
Net increase...............    24,101   $  238,315     374,765   $ 3,775,891       31,951   $   296,546     422,546   $ 4,286,371
                             ========   ==========   =========   ===========   ==========   ===========   =========   ===========

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) (continued)

--------------------------------------------------------------------------------

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. Government obligations and short-term notes for the six months ended December 31, 1998 were:

                                                               PURCHASES       SALES
                                                              -----------   -----------
Growth Fund.................................................  $27,745,832   $40,962,333
Asset Allocation Fund.......................................  $ 5,727,180   $ 1,764,169
Tax Exempt Bond Fund........................................  $ 4,697,287   $ 5,074,519
Short-Term Govt. Bond Series................................  $ 3,389,204   $        --
Long-Term Bond Series.......................................  $11,441,933   $ 8,737,438

For the year six months ended December 31, 1998, the aggregate cost of purchases and proceeds from sales of U.S. Government Securities were:

Asset Allocation Fund.......................................  $   452,442   $ 2,004,316
Short-Term Govt. Bond Series................................  $ 8,326,208   $ 5,783,437
Long-Term Bond Series.......................................  $ 1,223,852   $ 1,002,140

For both Federal income tax and financial statement purposes, the cost of investments at December 31, 1998 was $106,939,373 for the Growth Fund, $16,814,720 for the Asset Allocation Fund, $16,406,948 for the Tax Exempt Bond Fund, $66,373,975 for the Money Market Series, $27,955,282 for the Short-Term Government Bond Series, and $37,326,254 for the Long-Term Bond Series.

The gross unrealized appreciation/depreciation for book and tax purposes at December 31, 1998 consisted of the following:

                                                              APPRECIATION    DEPRECIATION
                                                              ------------    ------------
Growth Fund.................................................  $56,725,802      $3,383,749
Asset Allocation Fund.......................................  $ 5,022,116      $  148,431
Tax Exempt Bond Fund........................................  $ 1,068,142      $        0
Short-Term Government Bond Series...........................  $   406,947      $    9,352
Long-Term Bond Series.......................................  $ 1,279,473      $   13,103

NOTE (E) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, IAA Trust Company (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75%; Asset Allocation Fund 0.75%; Tax Exempt Bond Fund 0.50%; Money Market Series 0.50%; Short-Term Government Bond Series 0.50%; and Long-Term Bond Series 0.75%. These fees are accrued daily and paid to the Advisor monthly. IAA Trust Company serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series for the six months ended December 31, 1998 were: $14,646, $2,624, $3,647, $4,317, $2,414 and $3,100, respectively.

For the period January 2, 1997(commencement of operations) through June 30, 1997, the Advisor voluntarily agreed to reduce its fees and reimburse the Short-Term Government Bond Series and the Long-Term Bond Series to the extent total annualized expenses exceeded 1.32% and 1.57% of the Funds average daily net assets. Effective July 1, 1997, the Advisor agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.98%. Effective November 1, 1997, the Advisor agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.85% of average daily net assets. Investment advisory fees, for the six months ended December 31, 1998, are as follows:

                                                                                       EXPENSES
                                                                                        WAIVED
                                                                                         AND
                                                              ADVISORY   ADVISORY     REIMBURSED
                                                                FEE        FEE        BY ADVISOR
                                                              --------   --------   --------------
Short-Term Government Bond Series...........................   0.50%     $ 72,590      $    --
Long-Term Bond Series.......................................   0.75%     $147,567      $35,671

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) (continued)

--------------------------------------------------------------------------------

The legal counsel to the Fund also serves as in-house counsel to the Advisor and as secretary to the Fund. Fees paid by the Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series during for the six months ended December 31, 1998 were $3,620, $2,756, $2,748, $2,000, $1,273 and $1,273, respectively.

NOTE (F) DISTRIBUTION SERVICES AGREEMENTS: FPS Broker Services, Inc. serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series, and the Long-Term Bond Series have each adopted a Plan of Distribution (the "Plans"), effective April 1, 1993. The Plans permit the participating Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund or Series. For the six months ended December 31, 1998, the annualized Rule 12b-1 Plan expenses incurred for the Growth Fund and the Tax Exempt Fund were 0.03% and 0.02% of average net assets, respectively.

NOTE (G) SHAREHOLDER CONCENTRATION: On December 31, 1998, three shareholders held approximately 57.9% of the shares outstanding of the Growth Fund, two shareholders held approximately 83.5% of the shares outstanding of the Asset Allocation Fund, one shareholder held approximately 11.8% of the shares outstanding of the Tax Exempt Bond Fund, two shareholders held approximately 89.4% of the shares outstanding of the Money Market Series, three shareholders held approximately 95.6% of the shares outstanding of the Short-Term Government Bond Series, and two shareholders held approximately 93.7% of the shares outstanding of the Long-Term Bond Series.

IAA TRUST MUTUAL FUNDS
IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
     Money Market Series
     Short-Term Government Bond Series
     Long-Term Bond Series

BOARD OF DIRECTORS
Ronald R. Warfield
Herbert G. Allen
Chariot R. Cole
Nancy J. Erickson
William E. Klein, Sr.
Ailene Miller
Rollie D. Moore

OFFICERS
Ronald R. Warfield, President
Bruce D. Finks, Vice President
Gary E Mede, Vice President
Duane L Miller, Vice President
Richard M. Miller, Vice President
Rollie D. Moore, Vice President
Paul M. Harmon, Secretary
Robert W. Weldon, Treasurer
Richard F. Day, Controller


INVESTMENT ADVISOR
IAA Trust Company
Bloomington, Illinois


DISTRIBUTOR
FFS Broker Services, Inc
King of Prussia Pennsylvania


TRANSFER AGENT
First Data Investor Services Group, Inc.
King of Prussia, Pennsylvania


CUSTODIAN
IAA Trust Company
Bloomington, Illinois


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania


GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the qeneral information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.


          SEMI-ANNUAL REPORT

           [LOGO-PHOTOGRAPH]



           IAA TRUST
          MUTUAL FUNDS





          December 31, 1998


A PLACE TO GROW

IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
     Money Marker Series
     Short-Term Government Bond Series
     Long-Term Bond Series